Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of restricted stock grants

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2018	-	$-	$-
Granted	720,000	$2.57	-
Vested	(60,000)	$2.57	-
Unvested as of June 30, 2019	660,000	$2.57	607,200
Vested	(120,000)	$2.57	-
Unvested as of December 31, 2019 (unaudited)	540,000	$2.57	$783,000